Debt (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 23, 2021	Jun. 30, 2023	Dec. 31, 2022	Feb. 14, 2023	Dec. 22, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for loans	$ 3,250,000
Debt interest rate					10.00%
Debt face amount			$ 4,400,000	$ 109,165	$ 4,400,000
Debt carry amount				549,225
Debt term loan				2,700,775
Debt periodic payment				620,173
Debt term loan amount			3,464,698	3,967,975		$ 1,267,199
Debt interest rate		12.00%
Four Cubed Acquisition Company LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount			3,250,000
Debt term loan amount			2,393,691
Sports Hub Acquisition [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt term loan amount			1,071,007
Term Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for loans	$ 3,250,000
Debt interest rate	4.00%
Debt face amount	$ 59,854
Loan initiation fees	25,431			29,975
Debt term loan amount				$ 2,000,000
Debt interest rate				5.50%
Fixed monthly payment, consisting of principal and interest				$ 38,202
Debt instrument maturity date				Dec. 09, 2025
Term Loan Agreement [Member] | Four Cubed Acquisition Company LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for loans	$ 3,250,000
Debt interest rate	4.00%
Loan initiation fees	$ 25,431
Debt term loan			2,393,691
Debt periodic payment	$ 59,854		$ 632,599
Debt instrument maturity date	Jan. 31, 2027
Debt instrument periodic payment, description			In addition to customary non-financial covenants, the term loan requires FCAC to maintain a minimum quarterly debt service coverage ratio, defined as adjusted EBITDA divided by debt service (interest expense and mandatory debt principal repayment) of 1.20
Term Loan Agreement [Member] | Sports Hub Acquisition [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan initiation fees			$ 29,975
Debt carry amount			1,071,007
Debt periodic payment			409,745
Debt term loan amount			$ 2,000,000
Debt interest rate			5.50%
Debt instrument maturity date			Dec. 09, 2025
Monthly payment			$ 38,202